Investments and Derivative Instruments (Net Investment Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gain (Loss) on Investments, Excluding Other than Temporary Impairments	$ (1,190)		$ (1,226)		$ 48
Securities available-for-sale and other	1,681		2,535		2,572
Equity securities, trading	2		1		0
Total net investment income (loss)	1,683		2,536		2,572
Fixed Maturities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	1,253	[1]	1,953	[1]	1,927	[1]
Equity Securities, AFS [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	8		11		10
Mortgage Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	172		248		206
Policy Loans [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	82		116		128
Limited Partnerships and Other Alternative Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	119		85		143
Other Investments [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	123	[2]	199	[2]	231	[2]
Investment Expenses [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Securities available-for-sale and other	(76)		(77)		(73)
Retirement Plans and Individual Life Businesses [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gain (Loss) on Investments, Excluding Other than Temporary Impairments	$ 1,500

[1]	Includes net investment income on short-term investments.
[2]	Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.